CONSOLIDATED AND COMBINED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net earnings	$ 7,219	$ 35,739	$ 35,437	$ 23,431	$ 25,880	$ 48,350	$ 51,059	$ 29,102	$ 19,848	$ 120,487	$ 148,359	$ 126,627
Other comprehensive (loss) income:
Change in foreign currency translation adjustment	7,487				(49,503)					(63,223)	(60,101)	6,152
Change in fair value of available-for-sale security	0				515					4,212	(1,950)	702
Total other comprehensive income (loss)	7,487				(48,988)					(59,011)	(62,051)	6,854
Comprehensive income (loss)	14,706				(23,108)					61,476	86,308	133,481
Comprehensive loss (income) attributable to noncontrolling interests	(64)				613					135	(204)	(3,918)
Comprehensive income (loss) attributable to Match Group, Inc. shareholders	$ 14,642				$ (22,495)					$ 61,611	$ 86,104	$ 129,563